Variable Interest Entities - Schedule of Assets and liabilities of PCs (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	$ 649,085	$ 653,092	$ 38,503
Total liabilities	156,895	$ 147,722	$ 31,776
Medical Care of Ny P C And Tennessee Pllc [Member]
Variable Interest Entity [Line Items]
Total assets	1,500
Total liabilities	$ 1,500